Average Annual Total Returns - Thrivent Government Bond Portfolio	Class A 1 Year	Class A 5 Years	Class A 10 Years	Bloomberg Barclays U.S. Treasury Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Treasury Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Treasury Index(reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. Agency Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Agency Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Agency Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	7.22%	3.51%	3.52%	8.00%	3.77%	3.34%	5.48%	3.21%	2.61%